INCOME TAXES - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income before income taxes
Income before income taxes	$ 208,621	$ 304,400	$ 143,934
Current tax
Current tax	56,685	18,375	(38,261)
Deferred tax
Deferred tax	(14,619)	43,594	79,212
Total income tax expense
Total income tax expense	42,066	61,969	40,951
Canada
Income before income taxes
Income before income taxes	(61,880)	10,570	(30,524)
Current tax
Current tax	(3,420)	(1,846)	346
Deferred tax
Deferred tax	(6,558)	12,117	(6,464)
Total income tax expense
Total income tax expense	(9,978)	10,271	(6,118)
United States
Income before income taxes
Income before income taxes	8,319	61,377	(33,205)
Current tax
Current tax	(4,803)	(14,786)	(54,482)
Deferred tax
Deferred tax	(2,412)	32,696	67,426
Total income tax expense
Total income tax expense	(7,215)	17,910	12,944
PRC
Income before income taxes
Income before income taxes	204,632	178,050	173,266
Current tax
Current tax	44,622	27,285	(7,383)
Deferred tax
Deferred tax	(5,333)	2,653	23,452
Total income tax expense
Total income tax expense	39,289	29,938	16,069
Japan
Income before income taxes
Income before income taxes	29,335	27,555	28,164
Current tax
Current tax	13,229	5,325	31,266
Deferred tax
Deferred tax	(2,953)	(3,381)	(4,499)
Total income tax expense
Total income tax expense	10,276	1,944	26,767
Others
Income before income taxes
Income before income taxes	28,215	26,848	6,233
Current tax
Current tax	7,057	2,397	(8,008)
Deferred tax
Deferred tax	2,637	(491)	(703)
Total income tax expense
Total income tax expense	$ 9,694	$ 1,906	$ (8,711)